Pacer US Small Cap Cash Cows 100 ETF
Schedule of Investments
January 31, 2021 (Unaudited)
	Shares	Value

COMMON STOCKS - 97.6%
Agriculture - 1.0%
Vector Group Ltd.	88,922	$1,043,944
Apparel - 1.3%
Wolverine World Wide, Inc.	46,326	1,326,777
Auto Manufacturers - 0.6%
Wabash National Corp.	34,990	558,091
Auto Parts & Equipment - 2.0%
Cooper Tire & Rubber Co.	45,323	1,665,620
Motorcar Parts of America, Inc. (a)	13,654	308,990
		1,974,610
Biotechnology - 1.5%
Innoviva, Inc. (a)	123,039	1,477,698
Building Materials - 2.8%
Apogee Enterprises, Inc.	22,187	778,764
Boise Cascade Co.	25,214	1,200,943
US Concrete, Inc. (a)	19,322	855,771
		2,835,478
Coal - 0.4%
SunCoke Energy, Inc.	87,702	432,371
Commercial Services - 5.5%
ABM Industries, Inc.	40,203	1,477,058
American Public Education, Inc. (a)	5,858	168,593
Deluxe Corp.	29,223	990,368
Kelly Services, Inc.	47,980	936,570
Korn/Ferry International	22,622	1,031,563
Perdoceo Education Corp. (a)	39,447	466,658
TrueBlue, Inc. (a)	27,376	508,920
		5,579,730
Computers - 1.6%
Insight Enterprises, Inc. (a)	20,859	1,587,370
Distribution/Wholesale - 5.4%
Fossil Group, Inc. (a)	96,906	1,405,137
G-III Apparel Group Ltd. (a)	68,705	1,857,783
ScanSource, Inc. (a)	44,103	1,066,852
Veritiv Corp. (a)	59,359	1,087,457
		5,417,229
Electrical Components & Equipment - 0.5%
Insteel Industries, Inc.	8,938	225,595
Powell Industries, Inc.	10,227	293,208
		518,803
Electronics - 2.1%
Bel Fuse, Inc.	10,298	150,145
Sanmina Corp. (a)	31,356	975,172
TTM Technologies, Inc. (a)	74,711	1,001,874
		2,127,191
Energy-Alternate Sources - 3.0%
FutureFuel Corp.	29,297	389,650
Renewable Energy Group, Inc. (a)(b)	28,879	2,587,559
		2,977,209
Engineering & Construction - 3.2%
Aegion Corp. (a)	23,495	431,603
Arcosa, Inc.	22,510	1,255,833
Comfort Systems USA, Inc.	19,356	1,072,903
MYR Group, Inc. (a)	8,405	467,402
		3,227,741
Food - 1.1%
Seneca Foods Corp. (a)	7,747	280,829
SpartanNash Co.	46,337	858,161
		1,138,990
Forest Products & Paper - 0.9%
Clearwater Paper Corp. (a)	23,862	908,665
Healthcare-Services - 4.8%
MEDNAX, Inc. (a)	59,245	1,615,611
ModivCare, Inc. (a)	8,996	1,426,496
Select Medical Holdings Corp. (a)	71,099	1,827,244
		4,869,351
Home Builders - 6.3%
Cavco Industries, Inc. (a)	2,847	537,115
Century Communities, Inc. (a)	37,656	1,767,573
M/I Homes, Inc. (a)	24,793	1,224,030
Meritage Homes Corp. (a)	20,906	1,677,916
Winnebago Industries, Inc.	17,464	1,206,064
		6,412,698
Home Furnishings - 3.9%
Daktronics, Inc.	43,956	210,989
Ethan Allen Interiors, Inc.	20,909	494,498
iRobot Corp. (a)(b)	12,774	1,534,157
Sleep Number Corp. (a)	12,774	1,376,271
Universal Electronics, Inc. (a)	5,435	294,794
		3,910,709
Household Products/Wares - 1.5%
Central Garden & Pet Co. (a)	29,182	1,234,107
Quanex Building Products Corp.	14,490	318,635
		1,552,742
Leisure Time - 1.7%
Vista Outdoor, Inc. (a)	59,012	1,721,380
Machinery-Construction & Mining - 0.5%
Astec Industries, Inc.	8,218	488,724
Machinery-Diversified - 0.5%
DXP Enterprises, Inc./TX (a)	21,100	489,309
Media - 4.5%
AMC Networks, Inc. - Class A (a)(b)	55,640	2,749,729
Meredith Corp.	84,093	1,844,159
		4,593,888
Metal Fabricate/Hardware - 1.4%
Mueller Industries, Inc.	28,883	986,355
Olympic Steel, Inc.	13,869	189,312
Tredegar Corp.	14,814	216,136
		1,391,803
Mining - 0.7%
Kaiser Aluminum Corp.	7,820	677,994
Miscellaneous Manufacturing - 0.7%
Lydall, Inc. (a)	9,917	298,502
Sturm Ruger & Co, Inc.	7,045	446,371
		744,873
Oil & Gas - 0.2%
Bonanza Creek Energy, Inc. (a)	10,290	212,591
Pharmaceuticals - 2.7%
Coherus Biosciences, Inc. (a)	31,980	601,224
Lannett Co, Inc. (a)(b)	48,872	378,758
Supernus Pharmaceuticals, Inc. (a)	28,706	843,669
USANA Health Sciences, Inc. (a)	8,515	704,701
Vanda Pharmaceuticals, Inc. (a)	13,896	199,269
		2,727,621
Retail - 29.4%
Asbury Automotive Group, Inc. (a)	12,577	1,793,606
Big Lots, Inc. (b)	39,907	2,381,650
Conn's, Inc. (a)	139,323	2,191,551
Fiesta Restaurant Group, Inc. (a)	21,325	321,154
Genesco, Inc. (a)	20,080	779,305
GMS, Inc. (a)	36,288	1,051,989
Group 1 Automotive, Inc.	14,755	2,030,583
Guess?, Inc.	66,391	1,541,599
Haverty Furniture Cos, Inc.	15,361	502,151
Hibbett Sports, Inc. (a)	12,594	710,931
La-Z-Boy, Inc.	36,966	1,431,324
Lumber Liquidators Holdings, Inc. (a)(b)	25,523	713,623
Michaels Cos., Inc. (a)	142,459	2,208,114
Movado Group, Inc.	16,312	337,006
Sally Beauty Holdings, Inc. (a)	116,130	1,753,563
Shoe Carnival, Inc.	7,558	355,150
Signet Jewelers Ltd. - ADR	68,386	2,777,839
Sonic Automotive, Inc.	43,506	1,780,701
The Buckle, Inc. (b)	24,615	967,862
The ODP Corp.	67,453	2,879,569
Vera Bradley, Inc. (a)	26,853	226,908
Zumiez, Inc. (a)(b)	23,637	1,018,282
		29,754,460
Semiconductors - 1.0%
Photronics, Inc. (a)	26,020	288,822
Rambus, Inc. (a)	39,727	754,614
		1,043,436
Software - 0.2%
Computer Programs & Systems, Inc.	7,201	221,647
Telecommunications - 0.9%
NETGEAR, Inc. (a)	20,833	862,278
Transportation - 2.8%
ArcBest Corp.	12,463	577,660
Atlas Air Worldwide Holdings, Inc. (a)	32,528	1,685,601
Dorian LPG Ltd. - ADR (a)	51,412	595,865
		2,859,126
Trucking & Leasing - 1.0%
The Greenbrier Cos., Inc.	26,791	969,298
TOTAL COMMON STOCKS (Cost $86,465,496)		98,635,825

REAL ESTATE INVESTMENT TRUSTS - 1.3%
CoreCivic, Inc. (b)	184,928	1,314,838
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,425,294)		1,314,838

	Principal Amount
SHORT-TERM INVESTMENTS - 0.2%
Money Market Deposit Accounts - 0.2%
U.S. Bank Money Market Deposit Account, 0.005% (c)	$181,444	181,444
TOTAL SHORT-TERM INVESTMENTS (Cost $181,444)		181,444
	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 7.9%
Mount Vernon Liquid Assets Portfolio, LLC, 0.15% (c)	7,977,472	7,977,472
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $7,977,472)		7,977,472

Total Investments (Cost $96,049,706) - 107.0%		108,109,579
Liabilities in Excess of Other Assets - (7.0)%		(7,041,752)
TOTAL NET ASSETS - 100.0%		$101,067,827

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2021. The total value of securities on loan is $7,497,247 or 7.4% of net assets.
(c)	The rate shown is as of January 31, 2021.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2021 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exception of exchange-traded open end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2021:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 98,635,825	$ -	$ -	$ -	$ 98,635,825
Real Estate Investment Trusts	1,314,838	-	-	-	1,314,838
Short-Term Investments	181,444	-	-	-	181,444
Investments Purchased with Proceeds from Securities Lending	-	-	-	7,977,472	7,977,472
Total Investments in Securities	$ 100,132,107	$ -	$ -	$ 7,977,472	$ 108,109,579
^ See Schedule of Investments for industry breakouts.
For the period ended January 31, 2021, the Fund did not recognize any transfers to or from Level 3.